Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Accrued Expenses and Other Current Liabilities
Salary and welfare payable	$ 81,826	¥ 585,410	¥ 421,380
Other taxes payable	4,916	35,171	29,551
Accrued expenses	8,542	61,116	39,851
Deposits from franchisees	2,879	20,600	21,530
Payables for leasehold improvement	4,119	29,467	24,224
Payables for long term investments	6,651	47,580	25,290
Interest payable	3,385	24,215	4,260
Others	1,793	12,833	13,447
Accrued expenses and other current liabilities	$ 114,111	¥ 816,392	¥ 579,533